SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Accounts receivable due from shareholders and related parties	$ 478	¥ 3,345	¥ 2,590
Amounts due to shareholders and other related parties	$ 56	391	154
Asset Pledged as Collateral [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Accounts receivable due from shareholders and related parties		¥ 488	¥ 389